Employee Stock Ownership Plan (ESOP) and ESOP Trust - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employee stock ownership plan period of service requirement	1 year	1 year
Employee stock ownership plan amendment description	The Company amended the Plan to eliminate the one year service requirement for employer 401(k) matching contributions; to automatically enroll new hires in the Plan's 401(k) component; and to designate profit sharing contributions exclusively in Alion common stock.	The Company amended the Plan to eliminate the one year service requirement for employer 401(k) matching contributions; to automatically enroll new hires in the Plan's 401(k) component; and to designate profit sharing contributions exclusively in Alion common stock.